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                                                                   497 (e)

                                                                   333 - 64749

AXA EQUITABLE LIFE INSURANCE COMPANY
SUPPLEMENT DATED OCTOBER 17, 2011 TO THE CURRENT PROSPECTUS FOR ACCUMULATOR(R) SERIES

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This supplement modifies certain information in the most recent prospectus that you received, and in any supplements to that prospectus and/or statement of additional information ("SAI"), as previously supplemented (together, the "Prospectus"). Unless otherwise indicated, all other information included in the Prospectus remains unchanged. You should keep this supplement with your Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your Prospectus.

The purpose of this Supplement is to provide you with information regarding variations for contracts issued in California. The following is added to Appendix VI: State contract availability and/or variations of certain features and benefits.

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 STATE      FEATURES AND BENEFITS               AVAILABILITY OR VARIATION
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
CALIFORNIA  See "We require that the following  You are not required to use our
            types of communications be on       forms when making a transaction
            specific forms we provide for that  request. If a written request
            purpose (and submitted in the       contains all the information
            manner that the forms specify)" in  required to process the request,
            "Who is AXA Equitable" and "Effect  we will honor it. Although you are
            of Excess withdrawals" in           not required to use our withdrawal
            "Contract features and benefits"    request form, if you do not
                                                specify whether we should process
                                                a withdrawal that results in an
                                                Excess withdrawal, and the
                                                transaction results in an Excess
                                                withdrawal, we will not process
                                                that request.

            See "'Your right to cancel within   If you reside in the state of
            a certain number of days" in        California and you are age 60 or
            "Contract features and benefits"    older at the time the contract is
                                                issued, you may return your
                                                Accumulator(R) Series contract
                                                within 30 days from the date that
                                                you receive it and receive a
                                                refund as described below. This is
                                                also referred to as the ''free
                                                look'' period.

                                                If you allocate your entire
                                                initial contribution to the
                                                EQ/Money Market variable
                                                investment option (and/or
                                                guaranteed interest option, if
                                                available), the amount of your
                                                refund will be equal to your
                                                contribution, unless you make a
                                                transfer, in which case the amount
                                                of your refund will be equal to
                                                your account value on the date we
                                                receive your request to cancel at
                                                our processing office. This amount
                                                could be less than your initial
                                                contribution. If you allocate any
                                                portion of your initial
                                                contribution to the variable
                                                investment options (other than the
                                                EQ/Money Market variable
                                                investment option), your refund
                                                will be equal to your account
                                                value on the date we receive your
                                                request to cancel at our
                                                processing office.

                                                If you elect the GMIB, the ATP
                                                will commence on the valuation day
                                                of your second monthiversary.

                                                "RETURN OF CONTRIBUTION" FREE LOOK
                                                TREATMENT AVAILABLE THROUGH
                                                CERTAIN SELLING BROKER-DEALERS

                                                Certain selling broker-dealers
                                                offer an allocation method
                                                designed to preserve your right to
                                                a return of your contributions
                                                during the free look period. At
                                                the time of application, you will
                                                instruct your financial
                                                professional as to how your
                                                initial contribution and any
                                                subsequent contributions should be
                                                treated for the purpose of
                                                maintaining your free look right
                                                under the contract. Please consult
                                                your financial professional to
                                                learn more about the availability
                                                of "return of contribution" free
                                                look treatment.

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

 Form No. IM-32-10 (10/11)
 Accum 11.0 NB                                       Catalog No. 148379 (10/11)

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
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 STATE       FEATURES AND BENEFITS               AVAILABILITY OR VARIATION
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
CALIFORNIA                                       If you choose "return of
(CONTINUED)                                      contribution" free look treatment
                                                 of your contract, we will allocate
                                                 your entire contribution and any
                                                 subsequent contributions made
                                                 during the 40-day period following
                                                 the contract date, to the EQ/Money
                                                 Market investment option. In the
                                                 event you choose to exercise your
                                                 free look right under the
                                                 contract, you will receive a
                                                 refund equal to your contributions.

                                                 If you choose the "return of
                                                 contribution" free look treatment
                                                 and your contract is still in
                                                 effect on the 40th day (or next
                                                 Business Day) following the
                                                 contract date, we will
                                                 automatically reallocate your
                                                 account value to the investment
                                                 options chosen on your application.

                                                 Any transfers made prior to the
                                                 expiration of the 30-day free look
                                                 will terminate your right to
                                                 "return of contribution" treatment
                                                 in the event you choose to
                                                 exercise your free look right
                                                 under the contract. Any transfer
                                                 made prior to the 40th day
                                                 following the contract date will
                                                 cancel the automatic reallocation
                                                 on the 40th day (or next business
                                                 day) following the contract date
                                                 described above. If you do not
                                                 want AXA Equitable to perform this
                                                 scheduled one-time re-allocation,
                                                 you must call one of our customer
                                                 service representatives at 1 (800)
                                                 789-7771 before the 40th day
                                                 following the contract date to
                                                 cancel.

             See "Disability, terminal illness,  The withdrawal charge waivers or confinement to a nursing home''  under items (i) and (iii) do not
             under "Withdrawal charge" in        apply.
             "Charges and expenses"

             See ''Transfers of ownership,       Guaranteed benefits do not
             collateral assignments, loans and   terminate upon a change of owner
             borrowing'' in ''More Information'' or absolute assignment of the contract. Guaranteed benefits will
                                                 continue to be based on the
                                                 original measuring life (i.e.,
                                                 owner, older joint owner,
                                                 annuitant, older joint annuitant).
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



  ACCUMULATOR(R) SERIES IS ISSUED BY AND IS A REGISTERED SERVICE MARK OF AXA EQUITABLE LIFE INSURANCE COMPANY (AXA EQUITABLE). CO-DISTRIBUTED BY AFFILIATES
   AXA ADVISORS, LLC AND AXA DISTRIBUTORS, LLC, 1290 AVENUE OF THE AMERICAS,
                              NEW YORK, NY 10104.

   Copyright 2011 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                              NEW YORK, NY 10104
                                (212) 554-1234